Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Subtotal		$ 55,309,085	$ 47,913,201
Less: accumulated amortization		(13,041,612)	(10,614,005)
Impairment of capitalized development cost and software acquired		(2,214,563)	(2,266,746)
Intangible assets, net		40,052,910	35,032,450
Capitalized development costs [Member]
Schedule of Intangible Assets, Net [Line Items]
Subtotal	[1]	11,547,692	11,416,518
Purchased software [Member]
Schedule of Intangible Assets, Net [Line Items]
Subtotal		386,342	395,446
Software from business combinations [Member]
Schedule of Intangible Assets, Net [Line Items]
Subtotal		35,270,142	36,101,237
Franchise right [Member]
Schedule of Intangible Assets, Net [Line Items]
Subtotal		$ 8,104,909

[1]	The Group capitalized development costs related to its core supporting modules of the global trade applications and solutions incurred during the application development stage.